Business Combinations - Additional Information (Details)				3 Months Ended	12 Months Ended
	May 13, 2019 USD ($) $ / shares shares	Mar. 13, 2019 USD ($) $ / shares shares	Mar. 12, 2019 USD ($) shares	Mar. 31, 2020 shares	Dec. 31, 2019 shares	Aug. 14, 2019	Jun. 30, 2019 shares
Business Acquisition [Line Items]
Stock conversion ratio					132.13667
Newly issued ordinary shares (in shares)				2,895,638
Ownership percentage	74.00%
Number of shares called per warrant					52,800,000		52,800,000
Jersey
Business Acquisition [Line Items]
Stock conversion ratio	132.13667
Newly issued ordinary shares (in shares)	305,250,000
Newly issued shares value (in dollars per share) | $ / shares	$ 10.00
Shareholders of Jersey (Company Owners)
Business Acquisition [Line Items]
Aggregate stock consideration issued | $		$ 3,052,500,000	$ 2,175,000,000
Newly issued ordinary shares (in shares)		305,250,000	217,500,000
Newly issued shares value (in dollars per share) | $ / shares		$ 10.00
Ownership percentage		74.00%				60.00%
Number of shares called per warrant		52,800,000
Compensatory options issued		24,806,793
Number of ordinary shares owned of record by the sponsor		10,600,000
Churchill Public Shareholders
Business Acquisition [Line Items]
Aggregate stock consideration issued | $		$ 690,000,000
Newly issued ordinary shares (in shares)		68,999,999
Ownership percentage		26.00%
Churchill Public Shareholders | Jersey
Business Acquisition [Line Items]
Aggregate stock consideration issued | $	$ 690,000
Newly issued ordinary shares (in shares)	68,999,999
Churchill Sponsor
Business Acquisition [Line Items]
Aggregate stock consideration issued | $		$ 187,500,000
Newly issued ordinary shares (in shares)		17,250,000
Certain Investors
Business Acquisition [Line Items]
Newly issued ordinary shares (in shares)		1,500,000
Certain Investors | Jersey
Business Acquisition [Line Items]
Newly issued ordinary shares (in shares)	1,500,000